Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [line items]
Income before taxes from continuing operations	$ 8,999	$ 7,817	$ 8,134
Income loss before taxes from discontinued operations			12,479
Total Income before taxes	8,999	7,817	20,613
Switzerland
Statement [line items]
Income before taxes from continuing operations	5,289	3,110	5,765
Foreign
Statement [line items]
Income before taxes from continuing operations	$ 3,710	$ 4,707	$ 2,369